Deferred Charges, net (Tables)	6 Months Ended
Jun. 30, 2023
Deferred Charges, net [Abstract]
Deferred Dry-Docking Costs, net
The movement in deferred dry-docking costs, net in the accompanying unaudited condensed consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2022	$5,357,816
Additions	1,112,815
Amortization	(1,038,325)
Transfer to Assets held for sale (Note 7(b))	(548,078)
Disposals	(614,014)
Balance June 30, 2023	$4,270,214